ACCRUED EXPENSES - Components of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Research and development	$ 1,847	$ 1,841	$ 1,372
Payroll-related expenses	3,099	2,967	1,892
Restructuring charge related	394	1,497	0
Professional fees	507	1,941	684
Legal expenses, including preliminary litigation settlement	22,477	1,344
Other	1,527	9	25
Total Accrued Expenses	$ 29,851	$ 8,255	$ 3,973